Income Taxes - Net operating loss carryforward (Details) ¥ in Millions	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Net operating loss carryforward	¥ 966.7
Net operating tax loss carryforward, expire in 2022	19.3
Net operating tax loss carryforward, expire in 2023	25.4
Net operating tax loss carryforward, expire in 2024	23.3
Net operating tax loss carryforward, expire in 2025	28.9
Net operating tax loss carryforward, expire after 2025	¥ 869.8